REALTY CAPITAL INCOME FUNDS TRUST

Supplement No. 2 to the Statement of Additional Information dated August 1, 2015

This supplement provides new and additional information beyond that contained in the current statement of additional information, as supplemented on September 8, 2015 (the “SAI”), of Realty Capital Income Funds Trust.

LIQUIDATION OF THE AR CAPITAL DIVIDEND AND VALUE FUND

The AR Capital Dividend and Value Fund has liquidated effective September 30, 2015. All references to the AR Capital Dividend and Value Fund are hereby removed from the SAI.

Please Retain this Supplement for Future Reference